American Funds Insurance Series® Prospectus Supplement October 1, 2018 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses dated May 1, 2018, as supplemented to date)

1.	The information under the heading “Portfolio managers” in the “Management” section of the High-Income Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Thomas H. Chow	3 years	Vice President – Capital Fixed Income Investors
David A. Daigle	9 years	Partner – Capital Fixed Income Investors
Tara L. Torrens	Less than 1 year	Partner – Capital Fixed Income Investors
Shannon Ward	1 year	Vice President – Capital Fixed Income Investors

2.	The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal President and Trustee	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 13 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 18 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 31 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 19 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 12 years International Growth and Income Fund — 10 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 31 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 7 years
Pramod Atluri	Vice President – Capital Fixed Income Investors Investment professional for 20 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 2 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 18 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 4 years Mortgage Fund — 4 years U.S. Government/AAA-Rated Securities Fund — 3 years
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 39 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 7 years Global Bond Fund — 3 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 11 years
Mark L. Casey	Partner – Capital World Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 1 year (plus 11 years of prior experience as an investment analyst for the fund)
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 29 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 3 years
Patrice Collette	Partner – Capital World Investors Investment professional for 24 years in total, 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 9 years
Global Bond Fund — 3 years
High-Income Bond Fund — 9 years (plus 9 years of prior experience as an investment analyst for the fund)
Gerald Du Manoir	Partner – Capital International Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Paul Flynn	Partner – Capital World Investors Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year Global Balanced Fund — 5 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 15 years Growth-Income Fund — 12 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 26 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
New World Fund — 1 year (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 4 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 28 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 2 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 11 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — 12 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 45 years in total; 43 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 5 years Growth-Income Fund — 24 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 10 years of prior experience as an investment analyst for the fund)
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 23 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 10 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 11 years
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Ultra-Short Bond Fund — Less than 1 year
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 36 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 11 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 10 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 7 years U.S. Government/AAA-Rated Securities Fund — 8 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 42 years in total; 38 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 12 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 6 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 7 years
Global Bond Fund — 5 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 2 years
Andraz Razen	Partner – Capital World Investors Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 5 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 10 years
William L. Robbins	Partner – Capital International Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — 2 years (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 9 years (plus 1 year of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 9 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 17 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 1 year
James Terrile	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 6 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 12 years
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund – Less than 1 year
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 18 years in total; 7 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 3 years
Shannon Ward	Vice President – Capital Fixed Income Investors Investment professional for 26 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Steven T. Watson	Partner – Capital International Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 33 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 4 years
Philip Winston	Partner – Capital International Investors Investment professional for 33 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 4 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-053-1018O CGD/8024-S69565

American Funds Insurance Series®

Statement of Additional

Information Supplement

October 1, 2018

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2018, as supplemented to date)

The table under the heading “Portfolio manager funds holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the fund listed below to read as follows. Except as noted below, footnotes to the table remain unchanged.

The following table reflects information as of December 31, 2017:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[1,2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[1]
High-Income Bond Fund
Thomas H. Chow	1	$16.9	None		None
David A. Daigle	5	$169.1	3	$0.94	2	$0.67
Tara L. Torrens[9]	1	$16.4	None		None
Shannon Ward	2	$128.2	1	$0.05	None

9 Tara L. Torrens was disclosed as a portfolio manager of High-Income Bond Fund on October 1, 2018. Information is as of August 31, 2018.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-054-1018O CGD/8024-S69566